First Trust Dorsey Wright International Focus 5 ETF Investment Objectives and Goals - First Trust Dorsey Wright International Focus 5 ETF	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	First Trust Dorsey Wright International Focus 5 ETF (IFV)
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The First Trust Dorsey Wright International Focus 5 ETF (the “Fund”) seeks investment results that correspond generally to the price and yield (before the Fund’s fees and expenses) of an index called the Dorsey Wright International Focus FiveTM Index (the “Index”).